Assets and Liabilities Held for Sale - Assets Held For Sale (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	$ 61,495	$ 15,918
Transfer (to) from Property, Plant, and Equipment	(34,404)	68,707
Impairment	(1,925)
Transfer from Liabilities Held for Sale	(3,977)
Proceeds from disposal	(20,253)	(19,561)
Loss on disposal	(298)	(3,569)
Balance	638	61,495
Colombia Property
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	1,925	1,925
Transfer (to) from Property, Plant, and Equipment	0	0
Impairment	(1,925)
Transfer from Liabilities Held for Sale	0
Proceeds from disposal	0	0
Loss on disposal	0	0
Balance	0	1,925
Restructuring Facilities
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	0	13,993
Transfer (to) from Property, Plant, and Equipment	0	(355)
Impairment	0
Transfer from Liabilities Held for Sale	0
Proceeds from disposal	0	(11,440)
Loss on disposal	0	(2,198)
Balance	0	0
Uruguay Properties
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	0	0
Transfer (to) from Property, Plant, and Equipment	0	669
Impairment	0
Transfer from Liabilities Held for Sale	0
Proceeds from disposal	0	(602)
Loss on disposal	0	(67)
Balance	0	0
Nordic Sky
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	0	0
Transfer (to) from Property, Plant, and Equipment	0	8,823
Impairment	0
Transfer from Liabilities Held for Sale	0
Proceeds from disposal	0	(7,519)
Loss on disposal	0	1,304
Balance	0	0
Aurora Sun
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	34,404	0
Transfer (to) from Property, Plant, and Equipment	(34,404)	34,404
Impairment	0
Transfer from Liabilities Held for Sale	0
Proceeds from disposal	0	0
Loss on disposal	0	0
Balance	0	34,404
Valley
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	5,850	0
Transfer (to) from Property, Plant, and Equipment	0	5,850
Impairment	0
Transfer from Liabilities Held for Sale	0
Proceeds from disposal	(5,573)	0
Loss on disposal	(277)	0
Balance	0	5,850
Polaris
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	18,678	0
Transfer (to) from Property, Plant, and Equipment	0	18,678
Impairment	0
Transfer from Liabilities Held for Sale	(3,977)
Proceeds from disposal	(14,680)	0
Loss on disposal	(21)	0
Balance	0	18,678
Whistler Alpha Lake
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance	638	0
Transfer (to) from Property, Plant, and Equipment	0	638
Impairment	0
Transfer from Liabilities Held for Sale	0
Proceeds from disposal	0	0
Loss on disposal	0	0
Balance	$ 638	$ 638